Schedule II - Valuation and Qualifying Accounts (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Accounts Receivable, Credit Loss Expense (Reversal)	$ 0	$ 53,239
Cash Discounts Allowed on Sales and Charged Against Revenue	351,270	624,413
Accounts Receivable, Allowance for Credit Loss, Writeoff	49,583	0
Cash Discount on Sales	$ 351,270	$ 624,413